Consolidated Balance Sheet - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and balances at central banks	£ 50,494	£ 43,537
Financial assets at fair value through profit or loss:
Derivative financial instruments	1,720	3,451
Other financial assets at fair value through profit or loss	676	834
Financial assets at amortised cost:
Loans and advances to customers	213,525	212,178
Loans and advances to banks	1,420	2,004
Reverse repurchase agreements – non trading	12,683	19,599
Other financial assets at amortised cost	506	1,163
Financial assets at fair value through other comprehensive income	5,851	8,950
Interests in other entities	201	172
Intangible assets	1,545	1,649
Property, plant and equipment	1,555	1,740
Current tax assets	351	271
Retirement benefit assets	1,573	496
Other assets	1,576	3,020
Total assets	293,676	299,064
Financial liabilities at fair value through profit or loss:
Derivative financial instruments	1,019	1,920
Other financial liabilities at fair value through profit or loss	803	1,434
Financial liabilities at amortised cost:
Deposits by customers	192,914	193,088
Deposits by banks	33,862	20,973
Repurchase agreements – non trading	11,718	15,848
Debt securities in issue	31,580	43,679
Subordinated liabilities	2,228	2,556
Other liabilities	2,198	2,343
Provisions	366	468
Deferred tax liabilities	573	107
Retirement benefit obligations	37	403
Total liabilities	277,298	282,819
Equity
Share capital	7,060	7,060
Other equity instruments	2,191	2,241
Retained earnings	6,754	6,030
Other reserves	138	517
Total shareholders’ equity	16,143	15,848
Non-controlling interests	235	397
Total equity	16,378	16,245
Total liabilities and equity	£ 293,676	£ 299,064